Shareholder Report, Average Annual Return (Details) 199963_Wilshire International Equity Fund_Investment Class_TSR Annual {Investment Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	33.71%	8.64%	9.30%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI ACWI ex-USA IMI Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index Net (USD)
Average Annual Return, Percent	31.96%	7.77%	8.37%